STOCK OPTIONS AND WARRANTS (Summary of Stock Options Activity) (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options
Outstanding at beginning of the period	2,345,000	426,000
Granted during the period	597,000	2,427,000
Exercised during the period
Terminated during the period	(558,000)	(508,000)
Outstanding at end of the period	2,384,000	2,345,000
Exercisable at end of the period	494,163	177,171
Weighted Average Exercise Price
Outstanding at beginning of the period	$ 1.26	$ 1.04
Granted during the period	$ 1.69	$ 1.32
Exercised during the period
Terminated during the period	$ 1.13	$ 1.35
Outstanding at end of the period	1.40	1.26
Exercisable at end of the period	$ 1.20	$ 1.13